Equity (Details 1) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Issuance of shares			2,602,026
Customer Program [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares		247,998	247,998
Series F 1 [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares			400,915
Series G [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares			400,000
Series G 1 [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares			400,000